Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2011
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

6. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Risk Management Objectives

The Company is exposed to market risks associated with its enterprise-wide business activities, namely the purchase and sale of fuel and electricity as well as foreign currency risk and interest rate risk. In order to manage the market risks associated with these business activities, we enter into contracts that incorporate derivatives and financial instruments, including forwards, futures, options, swaps or combinations thereof, as appropriate. The Company generally applies hedge accounting to contracts as long as they are eligible under the accounting standards for derivatives and hedging. While derivative transactions are not entered into for trading purposes, some contracts are not eligible for hedge accounting.

Interest Rate Risk

AES and its subsidiaries generally utilize variable rate debt financing for construction projects and operations, resulting in an exposure to interest rate risk. Interest rate swap, lock, cap, and floor agreements are entered into to manage interest rate risk by effectively fixing or limiting the interest rate exposure on the underlying financing. These interest rate contracts range in maturity through 2043, and are typically designated as cash flow hedges. The following table sets forth, by underlying type of interest rate index, the Company's current outstanding and maximum outstanding notional under its interest rate derivative instruments, the weighted average remaining term and the percentage of variable-rate debt hedged that is based on the related index as of December 31, 2011 regardless of whether the derivative instruments are in qualifying cash flow hedging relationships:

	December 31, 2011
	Current		Maximum(1)
		Derivative		Derivative	Weighted	% of Debt
		Notional		Notional	Average	Currently
	Derivative	Translated	Derivative	Translated	Remaining	Hedged
Interest Rate Derivatives	Notional	to USD	Notional	to USD	Term(1)	by Index(2)

	(in millions)				(in years)
LIBOR (U.S. Dollar)	3,628	$3,628	4,697	$4,697	11	67%
EURIBOR (Euro)	673	872	673	872	11	63%
LIBOR (British Pound Sterling)	58	90	82	128	13	87%

(1)       The Company's interest rate derivative instruments primarily include accreting and amortizing notionals. The maximum derivative notional represents the largest notional at any point between December 31, 2011 and the maturity of the derivative instrument, which includes forward starting derivative instruments. The weighted average remaining term represents the remaining tenor of our interest rate derivatives weighted by the corresponding maximum notional.

(2)       Excludes forecasted issuances of debt and variable-rate debt tied to other indices where the Company has no interest rate derivatives.

Cross currency swaps are utilized in certain instances to manage the risk related to fluctuations in both interest rates and certain foreign currencies. These cross currency contracts range in maturity through 2028. The following table sets forth, by type of foreign currency denomination, the Company's outstanding notional amount under its cross currency derivative instruments as of December 31, 2011 which are all in qualifying cash flow hedge relationships. These swaps are amortizing and therefore the notional amount represents the maximum outstanding notional amount as of December 31, 2011:

December 31, 2011
			Weighted	% of Debt
		Notional	Average	Currently
		Translated	Remaining	Hedged
Cross Currency Swaps	Notional	to USD	Term(1)	by Index(2)

	(in millions)		(in years)
Chilean Unidad de Fomento (CLF)	6	$240	14	85%

(1)       Represents the remaining tenor of our cross currency swaps weighted by the corresponding notional.

(2)       Represents the proportion of foreign currency denominated debt hedged by the same foreign currency denominated notional of the cross currency swap.

Foreign Currency Risk

We are exposed to foreign currency risk as a result of our investments in foreign subsidiaries and affiliates. AES operates businesses in many foreign countries and such operations in foreign countries may be impacted by significant fluctuations in foreign currency exchange rates. Foreign currency options and forwards are utilized, where deemed appropriate, to manage the risk related to fluctuations in certain foreign currencies. These foreign currency contracts range in maturity through 2015. The following tables set forth, by type of foreign currency denomination, the Company's outstanding notional amounts over the remaining terms of its foreign currency derivative instruments as of December 31, 2011 regardless of whether the derivative instruments are in qualifying hedging relationships:

	December 31, 2011
				Weighted
		Notional	Probability	Average
		Translated	Adjusted	Remaining
Foreign Currency Options	Notional(1)	to USD(1)	Notional(2)	Term(3)

	(in millions)			(in years)
Euro (EUR)	38	$54	$52	<1
Brazilian Real (BRL)	86	52	49	<1
British Pound (GBP)	27	44	35	<1
Philippine Peso (PHP)	414	10	7	<1

(1)       Represents contractual notionals at inception of trade.

(2)       Represents the gross notional amounts times the probability of exercising the option, which is based on the relationship of changes in the option value with respect to changes in the price of the underlying currency.

(3)       Represents the remaining tenor of our foreign currency options weighted by the corresponding notional.

	December 31, 2011
			Weighted
		Notional	Average
		Translated	Remaining
Foreign Currency Forwards	Notional	to USD	Term(1)

	(in millions)		(in years)
Euro (EUR)	113	$154	2
Chilean Peso (CLP)	72,169	145	<1
British Pound (GBP)	11	16	<1
Argentine Peso (ARS)	61	13	<1
Colombian Peso (COP)	23,993	13	<1
Hungarian Forint (HUF)	1,236	5	<1

(1)       Represents the remaining tenor of our foreign currency forwards weighted by the corresponding notional.

In addition, certain of our subsidiaries have entered into contracts which contain embedded derivatives that require separate valuation and accounting due to the fact that the item being purchased or sold is denominated in a currency other than the functional currency of that subsidiary or the currency of the item. These contracts range in maturity through 2025. The following table sets forth, by type of foreign currency denomination, the Company's outstanding notional over the remaining terms of its foreign currency embedded derivative instruments as of December 31, 2011:

	December 31, 2011
			Weighted
		Notional	Average
		Translated	Remaining
Embedded Foreign Currency Derivatives	Notional	to USD	Term(1)

	(in millions)		(in years)
Philippine Peso (PHP)	13,692	$312	2
Argentine Peso (ARS)	938	218	11
Kazakhstani Tenge (KZT)	29,635	200	8
Euro (EUR)	3	3	9

(1)       Represents the remaining tenor of our foreign currency embedded derivatives weighted by the corresponding notional.

Commodity Price Risk

We are exposed to the impact of market fluctuations in the price of electricity, fuel and environmental credits. Although we primarily consist of businesses with long-term contracts or retail sales concessions (which provide our distribution businesses with a franchise to serve a specific geographic region), a portion of our current and expected future revenues are derived from businesses without significant long-term purchase or sales contracts. These businesses subject our results of operations to the volatility of prices for electricity, fuel and environmental credits in competitive markets. We have used a hedging strategy, where appropriate, to hedge our financial performance against the effects of fluctuations in energy commodity prices.

The PPAs and fuel supply agreements entered into by the Company are evaluated to determine if they meet the definition of a derivative or contain embedded derivatives, either of which require separate valuation and accounting. To be a derivative under the accounting standards for derivatives and hedging, an agreement would need to have a notional and an underlying, require little or no initial net investment and could be net settled. Generally, these agreements do not meet the definition of a derivative, often due to the inability to be net settled. On a quarterly basis, we evaluate the markets for the commodities to be delivered under these agreements to determine if facts and circumstances have changed such that the agreements could then be net settled and meet the definition of a derivative.

Nonetheless, certain of the PPAs and fuel supply agreements entered into by certain of the Company's subsidiaries are derivatives or contain embedded derivatives requiring separate valuation and accounting. These agreements range in maturity through 2024. The following table sets forth by type of commodity the Company's outstanding notionals for the remaining term of its commodity derivative and embedded derivative instruments as of December 31, 2011:

	December 31, 2011
		Weighted Average
Commodity Derivatives	Notional	Remaining Term(1)
	(in millions)	(in years)
Natural gas (MMBtu)	31	12
Petcoke (Metric tons)	13	12
Aluminum (MWh)	16(2)	8
Heating Oil (Gallons)	3	1
Coal (Metric tons)	4	3

(1)       Represents the remaining tenor of our commodity and embedded derivatives weighted by the corresponding volume.

(2)       Sonel's PPA with its primary offtaker, an aluminum smelter, contains an embedded derivative which reflects the linkage of our energy contract pricing, in part, to the price of aluminum as quoted on the London Metals Exchange, a global metals exchange (as required by contract). The linkage between the contract price of power based on forecasted forward aluminum price curves and the Cameroon market price for power provides for economic alignment between Sonel's financial results under the PPA and the offtaker's financial performance. However, to the extent there are fluctuations in the price of aluminum as compared to the market price for power under our PPA, we may be exposed to significant swings in earnings through mark-to-market adjustments of the embedded derivative as the market price for aluminum has proven to be volatile.

Accounting and Reporting

The following table sets forth the Company's derivative instruments as of December 31, 2011 and 2010 by type of derivative and by level within the fair value hierarchy. Derivative assets and liabilities are recognized at their fair value. Derivative assets and liabilities are combined with other balances and included in the following captions in our Consolidated Balance Sheets: current derivative assets in other current assets, noncurrent derivative assets in other noncurrent assets, current derivative liabilities in accrued and other liabilities and long-term derivative liabilities in other long-term liabilities.

	December 31, 2011				December 31, 2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)				(in millions)
Assets
Current assets:
Foreign currency derivatives	$-	$24	$4	$28	$-	$3	$3	$6
Commodity and other derivatives	2	16	3	21	-	2	3	5
Total current assets	2	40	7	49	-	5	6	11
Noncurrent assets:
Interest rate derivatives	-	-	-	-	-	49	-	49
Cross currency derivatives	-	-	1	1	-	-	12	12
Foreign currency derivatives	-	3	58	61	-	-	27	27
Commodity and other derivatives	-	9	-	9	-	4	16	20
Total noncurrent assets	-	12	59	71	-	53	55	108
Total assets	$2	$52	$66	$120	$-	$58	$61	$119

Liabilities
Current liabilities:
Interest rate derivatives	$-	$97	$22	$119	$-	$118	$-	$118
Cross currency derivatives	-	-	5	5	-	-	2	2
Foreign currency derivatives	-	5	1	6	-	13	-	13
Commodity and other derivatives	-	17	6	23	-	-	-	-
Total current liabilities	-	119	34	153	-	131	2	133
Long-term liabilities:
Interest rate derivatives	-	334	106	440	-	200	1	201
Cross currency derivatives	-	-	14	14	-	-	-	-
Foreign currency derivatives	-	10	10	20	-	15	8	23
Commodity and other derivatives	-	13	50	63	-	-	1	1
Total long-term liabilities	-	357	180	537	-	215	10	225
Total liabilities	$-	$476	$214	$690	$-	$346	$12	$358

The following table sets forth the fair value and balance sheet classification of derivative instruments as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
		Not			Not
	Designated	Designated		Designated	Designated
	as Hedging	as Hedging		as Hedging	as Hedging
	Instruments	Instruments	Total	Instruments	Instruments	Total

	(in millions)			(in millions)
Assets
Current assets:
Foreign currency derivatives	$10	$18	$28	$-	$6	$6
Commodity and other derivatives	2	19	21	-	5	5
Total current assets	12	37	49	-	11	11

Noncurrent assets:
Interest rate derivatives	-	-	-	49	-	49
Cross currency derivatives	1	-	1	12	-	12
Foreign currency derivatives	3	58	61	-	27	27
Commodity and other derivatives	-	9	9	-	20	20
Total noncurrent assets	4	67	71	61	47	108
Total assets	$16	$104	$120	$61	$58	$119

Liabilities
Current liabilities:
Interest rate derivatives	$110	$9	$119	$107	$11	$118
Cross currency derivatives	5	-	5	2	-	2
Foreign currency derivatives	1	5	6	8	5	13
Commodity and other derivatives	-	23	23	-	-	-
Total current liabilities	116	37	153	117	16	133

Long-term liabilities:
Interest rate derivatives	425	15	440	186	15	201
Cross currency derivatives	14	-	14	-	-	-
Foreign currency derivatives	-	20	20	-	23	23
Commodity and other derivatives	3	60	63	-	1	1
Total long-term liabilities	442	95	537	186	39	225
Total liabilities	$558	$132	$690	$303	$55	$358

The Company has elected not to offset net derivative positions in the financial statements. Accordingly, the Company does not offset such derivative positions against the fair value of amounts (or amounts that approximate fair value) recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) under master netting arrangements. At December 31, 2011 and 2010, we held $3 million and $0 million, respectively, of cash collateral that we received from counterparties to our derivative positions. Beyond the cash collateral held by us, our derivative assets are exposed to the credit risk of the respective counterparty and, due to this credit risk, the fair value of our derivative assets (as shown in the above two tables) have been reduced by a credit valuation adjustment. Also, at December 31, 2011 and 2010, we had $16 million and $0 million, respectively, of cash collateral posted with (held by) counterparties to our derivative positions.

The table below sets forth the pre-tax accumulated other comprehensive income (loss) expected to be recognized as an increase (decrease) to income from continuing operations before income taxes over the next twelve months as of December 31, 2011 for the following types of derivative instruments:

Accumulated Other
Comprehensive
Income (Loss) (1)
(in millions)
Interest rate derivatives	$(101)
Cross currency derivatives	$(1)
Foreign currency derivatives	$7
Commodity and other derivatives	$(1)

  Excludes a loss of $94 million expected to be recognized as part of the sale of Cartagena, which closed on February 9, 2012, and is further discussed in Note 23 – Acquisitions and Dispositions.

The balance in accumulated other comprehensive loss related to derivative transactions will be reclassified into earnings as interest expense is recognized for interest rate hedges and cross currency swaps (except for the amount reclassified to foreign currency transaction gains and losses to offset the remeasurement of the foreign currency-denominated debt being hedged by the cross currency swaps), as depreciation is recognized for interest rate hedges during construction, as foreign currency transaction gains and losses are recognized for hedges of foreign currency exposure, and as electricity sales and fuel purchases are recognized for hedges of forecasted electricity and fuel transactions. These balances are included in the consolidated statements of cash flows as operating and/or investing activities based on the nature of the underlying transaction.

For the years ended December 31, 2011, 2010 and 2009, pre-tax gains (losses) of $0 million, $(1) million, and $0 million net of noncontrolling interests, respectively, were reclassified into earnings as a result of the discontinuance of a cash flow hedge because it was probable that the forecasted transaction would not occur by the end of the originally specified time period (as documented at the inception of the hedging relationship) or within an additional two-month time period thereafter.

The following table sets forth the pre-tax gains (losses) recognized in accumulated other comprehensive loss (“AOCL”) and earnings related to the effective portion of derivative instruments in qualifying cash flow hedging relationships, as defined in the accounting standards for derivatives and hedging, for the years ended December 31, 2011, 2010 and 2009:

	Gains (Losses)				Gains (Losses) Reclassified
	Recognized in AOCL			Consolidated	from AOCL into Earnings
	2011	2010	2009	Statement of Operations	2011	2010	2009

	(in millions)				(in millions)
Interest rate derivatives	$(475)(1)	$(243)(1)	$49	Interest expense	$(125)(2)	$(108)(2)	$(72)(2)
				Non-regulated cost of sales	(3)	(2)	-
				Net equity in earnings of
				affiliates	(4)	(1)	-
Cross currency derivatives	(36)	11	48	Interest expense	(10)	(1)	2
				Foreign currency transaction
				gains (losses)	(16)	25	43
Foreign currency derivatives	24	(9)	2	Foreign currency transaction
				gains (losses)	1	(3)	-
Commodity and other
derivatives	-	(8)	120	Non-regulated revenue	-(3)	-(3)	3(3)
				Non-regulated cost of sales	(2)	-	-
Total	$(487)	$(249)	$219		$(159)	$(90)	$(24)

(1)       Includes $(49) million and $(29) million related to Cartagena for the years ended December 31, 2011 and 2010, respectively, which was consolidated prospectively beginning January 1, 2010 under VIE accounting guidance.

(2)       Includes amounts that were reclassified from AOCL related to derivative instruments that previously, but no longer, qualify for cash flow hedge accounting. Excludes $0 million, $(113) million and $(35) million related to discontinued operations for the years ended December 31, 2011, 2010 and 2009, respectively.

(3)       Excludes $0 million, $11 million and $190 million related to discontinued operations for the years ended December 31, 2011, 2010 and 2009, respectively.

The following table sets forth the pre-tax gains (losses) recognized in earnings related to the ineffective portion of derivative instruments in qualifying cash flow hedging relationships, as defined in the accounting standards for derivatives and hedging, for the years ended December 31, 2011, 2010 and 2009:

		Gains (Losses)
	Classification in	Recognized in Earnings
	Consolidated Statement of Operations	2011	2010	2009

		(in millions)
Interest rate derivatives	Interest expense	$(6)	$(15)	$(8)
	Net equity in earnings of affiliates	(2)	- (1)	(1)
Cross currency derivatives	Interest expense	(4)	5	(11)
Foreign currency derivatives	Foreign currency transaction
	gains (losses)	- (1)	- (1)	-(1)
Total		$(12)	$(10)	$(20)

(1)       De minimis amount.

The following table sets forth the pre-tax gains (losses) recognized in earnings related to derivative instruments not designated as hedging instruments under the accounting standards for derivatives and hedging, for the years ended December 31, 2011, 2010 and 2009:

	Classification	Gains (Losses)
	in Consolidated	Recognized in Earnings
	Statement of Operations	2011	2010	2009

		(in millions)
Interest rate derivatives	Interest expense	$(4)	$(9)	$(26)
Foreign currency derivatives	Foreign currency transaction
	gains (losses)	57	(36)	(38)
	Net equity in earnings of
	affiliates	-	(2)	-
Commodity and other derivatives	Non-regulated revenue	(71)	21	1
	Regulated revenue	1	-	-
	Non-regulated cost of sales	(9)	5	(30)
	Regulated cost of sales	(5)	-	-
Total		$(31)	$(21)	$(93)

In addition, DPL and IPL have derivative instruments for which the gains and losses are accounted for in accordance with accounting standards for regulated operations, as regulatory assets or liabilities. Gains and losses due to changes in the fair value of these derivatives are probable of recovery through future rates and are initially recognized as an adjustment to the regulatory asset or liability and recognized through earnings when the related costs are recovered through rates. Therefore, these gains and losses are excluded from the above table. The following table sets forth the change in regulatory assets and liabilities resulting from the change in the fair value of these derivatives for the years ended December 31, 2011 and 2010:

	2011	2010

	(in millions)
(Increase) decrease in regulatory assets	$(5)	$(3)
Increase (decrease) in regulatory liabilities	$8	$1

Credit Risk-Related Contingent Features

Gener, our generation business in Chile, has cross currency swap agreements with counterparties to swap Chilean inflation indexed bonds issued in December 2007 into U.S. Dollars. The derivative agreements contain credit contingent provisions which would permit the counterparties with which Gener is in a net liability position to require collateral credit support when the fair value of the derivatives exceeds the unsecured thresholds established in the agreements. These thresholds vary based on Gener's credit rating. If Gener's credit rating were to fall below the minimum threshold established in the swap agreements, the counterparties can demand immediate collateralization of the entire mark-to-market loss of the swaps (excluding credit valuation adjustments), which was $18 million at December 31, 2011. The mark-to-market value of the swaps was in a net asset position at December 31, 2010. As of December 31, 2011 and 2010, Gener had not posted collateral to support these swaps.

Credit Risk-Related Contingent Features

Gener, our generation business in Chile, has cross currency swap agreements with counterparties to swap Chilean inflation indexed bonds issued in December 2007 into U.S. Dollars. The derivative agreements contain credit contingent provisions which would permit the counterparties with which Gener is in a net liability position to require collateral credit support when the fair value of the derivatives exceeds the unsecured thresholds established in the agreements. These thresholds vary based on Gener's credit rating. If Gener's credit rating were to fall below the minimum threshold established in the swap agreements, the counterparties can demand immediate collateralization of the entire mark-to-market loss of the swaps (excluding credit valuation adjustments), which was $18 million at December 31, 2011. The mark-to-market value of the swaps was in a net asset position at December 31, 2010. As of December 31, 2011 and 2010, Gener had not posted collateral to support these swaps.

DPL, our utility in Ohio, has certain over-the-counter commodity derivative contracts under master netting agreements that contain provisions that require its debt to maintain an investment-grade credit rating from credit rating agencies. If its debt were to fall below investment grade, the business would be in violation of these provisions, and the counterparties to the derivative contracts could request immediate payment or demand immediate and ongoing full overnight collateralization of the mark-to-market loss (excluding credit valuation adjustments), which was $28 million as of December 31, 2011. As of December 31, 2011, DPL had posted $16 million of cash collateral directly with third parties and in a broker margin account and held $3 million of cash collateral that it received from counterparties to its derivative instruments that were in an asset position.